Cost of Sales - Summary of Cost of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Purchases	€ 358,892	€ 296,105	€ 226,997
Change in inventories	(32,897)	9,193	(1,739)
Direct industrial labor	130,637	114,807	107,959
Indirect industrial labor	61,194	50,339	42,794
Industrial depreciation and amortization	53,550	46,258	45,296
Other costs of sales	92,503	61,813	46,554
Total Cost of sales	€ 663,879	€ 578,515	€ 467,861